Notes Related to the Consolidated Statements of Financial Position - Schedule of Intangible Assets with a Finite Life are Amortized on Basis of Straight-line Method Over their Estimated Useful Life (Detail) - Software [Member]
12 Months Ended
Dec. 31, 2019
Minimum [Member]
Disclosure Of Intangible Assets [Line Items]
Intangible assets, Useful life (Years)	1 year
Maximum [Member]
Disclosure Of Intangible Assets [Line Items]
Intangible assets, Useful life (Years)	5 years